Intangible assets, Net	12 Months Ended
Dec. 31, 2017
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Intangible assets, Net
13.	Intangible assets, Net

(a)	Breakdown

	Year ended December 31, 2016
	Gross			Amortization	Net
	BRL			BRL	BRL
Software purchased	R$	42,837	R$	(28,366)	R$	14,471
Software developed		59,185		(20,625)		38,560
Software in development		20,002		—		20,002
Trademark		14,001		—		14,001
Other		559		—		559

Total intangible assets, net	R$	136,584		R$ (48,991)	R$	87,593

	Year ended December 31, 2017
	Gross			Amortization	Net		Net
	BRL			BRL	BRL		USD
Software purchased	R$	49,151	R$	(34,677)	R$	14,474	US$	4,375
Software developed		98,293		(37,738)		60,555		18,307
Software in development		26,250		—		26,250		7,935
Trademark		14,001		—		14,001		4,232
Other		559		—		559		169

Total intangible assets, net	R$	188,254		R$ (72,415)	R$	115,839	US$	35,018

(b)	Movement for the year

	Software		Software		Software
	purchased		developed		in development		Trademark		Other		Total		Total
	BRL		BRL		BRL		BRL		BRL		BRL		USD
As of January 1, 2015		14,884		16,495		8,774		—		357		40,510

Additions		8,404		5,413		11,320		—		—		25,137
Disposals		(91)		—		—		—		—		(91)
Amortization for the year		(10,554)		(2,181)		—		—		—		(12,735)
Tranfers		5,568		7,001		(13,008)		—		202		(237)
Net exchange differences arising from translation adjustments		8		66		1		—		—		75

As of January 1, 2016	R$	18,219	R$	26,794	R$	7,087	R$	—	R$	559	R$	52,659

Additions		1,738		15,722		18,760		14,001		—		50,221
Disposals		—		(187)		—		—		—		(187)
Amortization for the year		(5,777)		(8,134)		—		—		—		(13,911)
Tranfers		316		5,529		(5,845)		—		—		—
Net exchange differences arising from translation adjustments		(25)		(1,164)		—		—		—		(1,189)

As of December 31, 2016		14,471		38,560		20,002		14,001		559		87,593		26,480

Additions		4,850		10,641		35,562		—		—		51,053		15,433
Disposals		—		—		—		—		—		—		—
Amortization for the year		(6,320)		(16,972)		—		—		—		(23,292)		(7,041)
Tranfers		1,475		27,852		(29,327)		—		—		—		—
Net exchange differences arising from translation adjustments		(2)		474		13		—		—		485		146

As of December 31, 2017	R$	14,474	R$	60,555	R$	26,250		14,001	R$	559	R$	115,839	U$	35,018

The amortization cost of intangible assets is recognized in the consolidated statements of profit or loss and allocated into selling expenses and general and administrative expenses based on the nature and use of intangible assets.

During the year ended December 31, 2017, the main additions to software in development relates to website platform, mobile platform and marketplace. Included in this amount are capitalized borrowing costs related to the Software in development of R$421 (US$127), calculating using a capitalization rate of TJLP (Long-Term Interest Rate) plus 3% p.a..